Equity - Summary of Share Repurchase Program (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	2,869,517
Cash paid | $	$ 176,902
2014
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	182,592
Cash paid | $	$ 18,506
2015
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	2,127,900
Cash paid | $	$ 117,882
2021
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	559,025
Cash paid | $	$ 40,514